Interest-Bearing Borrowings (Details) - Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		4.76%
Volatility		63.00%
Dividend yield
Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Dividend yield
Bottom of range [member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	3.49%	4.06%
Volatility	60.00%	61.00%
Bottom of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		4.06%
Volatility		61.00%
Top of range [member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	3.87%	4.33%
Volatility	62.00%	62.00%
Top of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		4.33%
Volatility		62.00%
Upon Exercise [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		4.76%
Volatility		63.00%
Dividend yield